UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Optimum Investment Advisors
Address: 100 South Wacker Drive
         Suite 2100
         Chicago, IL 60606
13F File Number:  28-6296
The institutional investment manager filing
this report and the person by whom it is
signed hereby represent that the person
signing the report is authorized to submit it,
that all information contained herein is true,
correct and complete, and that it is
understood that all required items, statements,
schedules, lists, and tables, are
considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Mario Favis
Title:    IT Administrator
Phone:    312-782-1515
Signature, Place, and Date of Signing:
    Mario Favis   Chicago, Illinois 60606    Feb 13, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $ 407,574,437
List of Other Included Managers:
No.  13F File Number     Name





                                                 Optimum Investment Advisors
                                                      FORM 13F REPORT
                                                     December 31, 2001

      Quantity              Security                   Security
        Market            Price
        Item                  Item                       Type
        Value              Item
         #5                    #1

        Item #4              #4
--------------------  --------------------  ------------------------------
------------  --------------------  ------------
476,144               General Electric      COMMON STOCK
          19,083,849         40.08
452,761               Cisco Systems Inc     COMMON STOCK
           8,199,502         18.11
405,578               Intel Corp            COMMON STOCK
          12,755,418         31.45
262,566               CitiGroup Inc         COMMON STOCK
          13,254,316         50.48
258,571               Akorn Inc.            COMMON STOCK
           1,034,284          4.00
227,115               Pfizer Inc            COMMON STOCK
           9,050,547         39.85
222,323               Wal-Mart Stores       COMMON STOCK
          12,794,668         57.55
215,544               Home Depot Inc        COMMON STOCK
          10,994,915         51.01
203,553               Southwest Airlines    COMMON STOCK
           3,761,659         18.48
200,940               Disney (Walt)         COMMON STOCK
           4,163,486         20.72
192,124               Sun Microsystems      COMMON STOCK
           2,363,125         12.30
182,916               Onis                  COMMON STOCK
           1,146,883          6.27
181,593               Caremark              COMMON STOCK
           2,961,782         16.31
180,406               MBNA Corp             COMMON STOCK
           6,350,309         35.20
176,300               Starbucks Corp        COMMON STOCK
           3,358,515         19.05
163,211               Costco Wholesale      COMMON STOCK
           7,243,304         44.38
                      Corp.
161,121               Motorola Inc          COMMON STOCK
           2,420,043         15.02
160,321               Amn Pwr Conversion    COMMON STOCK
           2,318,242         14.46
155,189               Microsoft Corp        COMMON STOCK
          10,281,271         66.25
150,000               Pan Asia Mining       COMMON STOCK
              10,500          0.07
                      Corporation
146,242               Schering-Plough       COMMON STOCK
           5,236,910         35.81
142,970               Washington Mutual     COMMON STOCK
           4,675,119         32.70
                      Svgs
140,600               Lowe's Companies      COMMON STOCK
           6,525,246         46.41
140,000               Elephant & Castle     COMMON STOCK
              42,000          0.30
137,453               Nokia Corp. ADR 'A'   COMMON STOCK
           3,371,722         24.53
137,450               Mattel Inc            COMMON STOCK
           2,364,140         17.20
135,506               Tyco International    COMMON STOCK
           7,981,309         58.90
132,325               Kroger Co             COMMON STOCK
           2,761,623         20.87
131,330               Qualcomm Inc          COMMON STOCK
           6,632,165         50.50
128,726               Johnson & Johnson     COMMON STOCK
           7,607,723         59.10
118,420               Northern Trust Corp   COMMON STOCK
           7,131,252         60.22
106,530               Medtronic Inc         COMMON STOCK
           5,455,401         51.21
106,380               Gillette Company      COMMON STOCK
           3,553,092         33.40
104,185               AOL Time Warner       COMMON STOCK
           3,344,338         32.10
103,232               Merck & Co            COMMON STOCK
           6,070,056         58.80
102,000               Household Int'l       COMMON STOCK
           5,909,880         57.94
101,664               Wm Wrigley Jr         COMMON STOCK
           5,222,480         51.37
100,560               Perkin Elmer          COMMON STOCK
           3,521,611         35.02
100,432               Concord EFS Inc.      COMMON STOCK
           3,292,161         32.78
100,000               Overhill Corp         COMMON STOCK
               75,000          0.75
98,286                United Technologies   COMMON STOCK
           6,352,242         64.63
96,373                Texas Instruments     COMMON STOCK
           2,698,444         28.00
95,500                QRS Music             COMMON STOCK
              33,425          0.35
                      Technologies, Inc
95,000                WFI Industries        COMMON STOCK
             289,750          3.05
90,000                Shaw Group            COMMON STOCK
           2,115,000         23.50
88,278                Walgreen Company      COMMON STOCK
           2,971,431         33.66
83,900                Birmingham Steel      COMMON STOCK
              26,848          0.32
79,739                Staples Inc.          COMMON STOCK
           1,491,119         18.70
78,867                Abbott Labs           COMMON STOCK
           4,396,835         55.75
77,580                Lincare Holdings      COMMON STOCK
           2,222,667         28.65
75,837                Morgan St.DWD         COMMON STOCK
           4,242,306         55.94
75,246                Illinois Tool Wks     COMMON STOCK
           5,095,659         67.72
74,100                Flextronics Intl      COMMON STOCK
            1,777,659         23.99
73,738                Amgen                 COMMON STOCK
           4,161,773         56.44
72,832                Wells Fargo & Co      COMMON STOCK
           3,166,027         43.47
72,578                Gap Inc               COMMON STOCK
           1,011,737         13.94
71,688                Ericsson L M

     5.22
                      Cl B
70,773                Lucent Technologies   COMMON STOCK
             445,870          6.30
70,185                Dell Computer         COMMON STOCK
           1,907,631         27.18
70,179                Bristol Myers         COMMON STOCK
           3,579,117         51.00
68,597                Boston Scientific     COMMON STOCK
           1,654,560         24.12
67,137                Bank One Corp.        COMMON STOCK
           2,621,713         39.05
66,594                EMC Corp.             COMMON STOCK
             895,023         13.44
65,090                Target, Inc.          COMMON STOCK
           2,671,944         41.05
63,880                Cendant Corp          COMMON STOCK
           1,252,687         19.61
62,650                Metlife               COMMON STOCK
           1,984,752         31.68
60,200                Columbia Sportswear   COMMON STOCK
           2,004,660         33.30
60,090                U. S. Bancorp         COMMON STOCK
           1,257,684         20.93
60,000                Immunex               COMMON STOCK
           1,662,600         27.71
59,450                Cache Inc.            COMMON STOCK
             222,937          3.75
59,000                Planisol Inc          COMMON STOCK
                 295          0.00
57,900                Darden Restaurants    COMMON STOCK
           2,049,660         35.40
52,740                Tribune Co            COMMON STOCK
           1,974,058         37.43
51,800                Mylan Labs            COMMON STOCK
           1,942,500         37.50
51,619                JP Morgan Chase & Co  COMMON STOCK
           1,876,347         36.35
50,939                Exxon Mobil corp      COMMON STOCK
           2,001,888         39.30
50,720                New York Times Co.    COMMON STOCK
           2,193,640         43.25
50,000                Cheesecake Factory    COMMON STOCK
           1,738,500         34.77
50,000                King Pharmaceuticals  COMMON STOCK
           2,106,500         42.13
50,000                National Institute    COMMON STOCK
                  350          0.01
                      Co of America
48,709                Cintas Corp           COMMON STOCK
           2,338,032         48.00
48,093                Amer Int'l Group      COMMON STOCK
           3,818,604         79.40
47,680                Devry                 COMMON STOCK
           1,356,496         28.45
45,600                Health Mgmt Assoc.    COMMON STOCK
             839,040         18.40
45,500                Home Products Intl    COMMON STOCK
             147,420          3.24
45,000                Applebee's Intl       COMMON STOCK
           1,539,000         34.20
45,000                Williams Sonoma       COMMON STOCK
           1,930,500         42.90
44,900                Hancock Fabrics Inc   COMMON STOCK
             590,435         13.15
44,333                Allstate Corp         COMMON STOCK
           1,494,022         33.70
43,550                CNF Inc               COMMON STOCK
           1,461,102         33.55
43,500                Cott Corp             COMMON STOCK
             691,650         15.90
43,500                Hypersecur Corp       COMMON STOCK
               1,087          0.02
43,440                Applied Materials     COMMON STOCK
           1,741,944         40.10
42,997                Merrill Lynch & Co.   COMMON STOCK
           2,241,004         52.12
42,940                Halliburton Co        COMMON STOCK
             562,514         13.10
42,055                Mellon Bank Corp      COMMON STOCK
           1,582,109         37.62
41,646                National City Corp    COMMON STOCK
           1,217,729         29.24
41,461                El Paso Corp.         COMMON STOCK
           1,849,575         44.61
40,966                American Home Prod.   COMMON STOCK
           2,513,677         61.36
40,200                Whitehall Jewellers   COMMON STOCK
             441,798         10.99
                      Inc
39,297                Axcelis Technologies

    12.89
39,109                Oracle Corp.          COMMON STOCK
             540,095         13.81
38,910                Solectron Corp        COMMON STOCK
             438,905         11.28
38,282                McDonald's Corp       COMMON STOCK
           1,013,325         26.47
38,000                Piemonte Foods Inc.   COMMON STOCK
                  76          0.00
37,508                Transocean Sedco      COMMON STOCK
            1,268,521         33.82
37,381                American Express      COMMON STOCK
           1,334,125         35.69
37,376                IBM                   COMMON STOCK
           4,520,984        120.96
37,053                Lilly (Eli) & Co      COMMON STOCK
           2,910,143         78.54
37,045                Fannie Mae            COMMON STOCK
           2,945,077         79.50
36,802                Pepsico Inc           COMMON STOCK
           1,791,889         48.69
35,535                Great Lakes REIT

    16.00
35,461                Hewlett-Packard       COMMON STOCK
             728,369         20.54
35,181                Bank of America Corp  COMMON STOCK
           2,214,644         62.95
35,167                Littlefuse Inc        COMMON STOCK
             922,782         26.24
35,000                Growth Environmental

     0.00
                      Inc
33,595                Anadarko Pete Corp    COMMON STOCK
           1,909,876         56.85
33,400                Ciena Corp            COMMON STOCK
             477,954         14.31
33,331                Eaton Corp            COMMON STOCK
           2,480,160         74.41
32,990                ADC Telecomm          COMMON STOCK
             151,754          4.60
32,713                Proctor and Gamble    COMMON STOCK
           2,588,570         79.13
32,557                Archer Dan Midland    COMMON STOCK
             467,193         14.35
31,678                Worldcom Inc          COMMON STOCK
             446,023         14.08
31,530                Lexmark Int'l Group   COMMON STOCK
           1,860,270         59.00
31,400                Lehman Brothers       COMMON STOCK
           2,097,520         66.80
30,796                BP Amoco PLC ADR      COMMON STOCK
           1,432,322         46.51
30,500                MGIC Investment       COMMON STOCK
           1,882,460         61.72
30,000                Mitchell Energy &     COMMON STOCK
           1,599,000         53.30
                      Development Cl-A
                      Voting
27,975                Wendy's Int'l Inc     COMMON STOCK
             816,031         29.17
27,925                Elan Corp             COMMON STOCK
           1,258,300         45.06
27,700                Tricon Global         COMMON STOCK
           1,362,840         49.20
                      Restaurants
27,650                H & R Block           COMMON STOCK
           1,235,955         44.70
27,506                Compaq Computer       COMMON STOCK
             268,460          9.76
26,675                Dauphin Technology    COMMON STOCK
              28,809          1.08
26,632                Verizon               COMMON STOCK
           1,263,955         47.46
                      Communications
26,115                J. C. Penney          COMMON STOCK
             702,493         26.90
25,715                Healthcare Realty Tr  COMMON STOCK
             720,020         28.00
25,670                Qwest Comm.           COMMON STOCK
             362,722         14.13
25,646                SBC Commun.           COMMON STOCK
           1,004,554         39.17
25,000                WRP Corp              COMMON STOCK
              18,750          0.75
23,888                Kinross Gold Corp     COMMON STOCK
              18,155          0.76
23,676                Koninklijke Philips   COMMON STOCK
             689,208         29.11
                      Electronic
23,400                First Indl Realty Tr  COMMON STOCK
             727,740         31.10
                      Inc
23,338                Lafayette Bancorp     COMMON STOCK
             633,627         27.15
23,000                Sun Micro ML Stride   COMMON STOCK
             250,700         10.90
22,457                Adobe Systems Inc.    COMMON STOCK
             697,290         31.05
21,536                Minnesota Mining Mfg  COMMON STOCK
           2,545,771        118.21
21,000                Panamerican Bancorp

     0.00
20,231                Barrick Gold          COMMON STOCK
             322,684         15.95
20,000                Grand Adventures      COMMON STOCK
                 100          0.00
19,374                Ford Motor Co         COMMON STOCK
             304,552         15.72
19,000                Casco International   COMMON STOCK
              39,520          2.08
18,500                Q Med Inc             COMMON STOCK
             227,550         12.30
18,000                Charter Pac

     0.49
17,949                Coca-Cola Company     COMMON STOCK
             846,280         47.15
17,740                Sysco Corp            COMMON STOCK
             465,143         26.22
17,109                A T & T               COMMON STOCK
             310,349         18.14
17,065                Broadvision Inc.      COMMON STOCK
              46,758          2.74
17,000                Dakotah Inc.          COMMON STOCK
                  17          0.00
16,875                Humana Inc            COMMON STOCK
             198,956         11.79
16,690                Nasdaq-100 Shares     COMMON STOCK
             649,408         38.91
16,498                DLJ High Yield        COMMON STOCK
              86,615          5.25
16,457                Delphi Automotive     COMMON STOCK
             224,800         13.66
                      Sys Corp
16,233                Blyth Industries      COMMON STOCK
             377,417         23.25
16,220                Bank of New York      COMMON STOCK
             661,776         40.80
16,130                Siebel Systems Inc.   COMMON STOCK
             451,317         27.98
16,125                Nabors Indus. Inc.    COMMON STOCK
             553,571         34.33
15,850                Saks Inc              COMMON STOCK
             148,039          9.34
15,825                Engelhard Corp        COMMON STOCK
             438,036         27.68
15,656                Chas. Schwab          COMMON STOCK
             242,201         15.47
15,600                Phillips Petroleum    COMMON STOCK
             940,056         60.26
15,540                Bea Systems Inc       COMMON STOCK
             239,316         15.40
15,413                Nortel Networks Corp  COMMON STOCK
             115,597          7.50
15,300                Dreams Inc            COMMON STOCK
               5,814          0.38
15,200                DuPont                COMMON STOCK
             646,152         42.51
15,000                Nymox Pharmeceutical  COMMON STOCK
              58,500          3.90
14,765                Tellabs, Inc          COMMON STOCK
             220,884         14.96
14,736                TCF Financial Co      COMMON STOCK
             707,033         47.98
14,622                Newell Rubbermaid     COMMON STOCK
             403,129         27.57
14,380                Sunguard Data         COMMON STOCK
             416,013         28.93
                      Systems
13,900                Harley Davidson       COMMON STOCK
             754,909         54.31
13,800                Apogent               COMMON STOCK
             356,040         25.80
13,525                Boeing Co             COMMON STOCK
             524,499         38.78
13,440                Vodafone Group        COMMON STOCK
             345,139         25.68
13,400                Media Source Inc      COMMON STOCK
              80,400          6.00
13,298                Electronic Data       COMMON STOCK
             911,578         68.55
                      System
13,219                Honeywell Inc         COMMON STOCK
             447,067         33.82
13,155                BankAtlantic Bancorp

     9.18
                      Cl A
13,000                Tommy Hilfiger        COMMON STOCK
             178,750         13.75
12,730                Equity Resid Prop     COMMON STOCK
             365,478         28.71
12,600                LaSalle Hotel         COMMON STOCK
             147,924         11.74
                      Properties
12,579                Omnicom Group         COMMON STOCK
           1,123,934         89.35
12,445                Avnet Inc.            COMMON STOCK
             316,974         25.47
12,100                Internet Capital      COMMON STOCK
              14,641          1.21
                      Group
12,000                Evolve One Inc

     0.01
12,000                First Security        COMMON STOCK
             240,000         20.00
11,650                Marsh & McLennan      COMMON STOCK
           1,251,792        107.45
11,628                BellSouth Corp.       COMMON STOCK
             443,608         38.15
11,029                General Motors Corp   COMMON STOCK
             536,009         48.60
11,000                Appliance Recycling   COMMON STOCK
              44,220          4.02
                      Centers of America
10,900                Circuit City Stores   COMMON STOCK
             282,867         25.95
10,900                International Paper   COMMON STOCK
             439,815         40.35
10,550                Calpine Corp          COMMON STOCK
             177,134         16.79
10,395                U S X / U S Steel     COMMON STOCK
             188,253         18.11
10,325                Sears, Roebuck & Co   COMMON STOCK
             491,883         47.64
10,120                Baxter Int'l Inc      COMMON STOCK
             542,736         53.63
10,000                Select Corp Services  COMMON STOCK
                   0          0.00
10,000                ABC Dispensing        COMMON STOCK
                   5          0.00
                      Technologies
10,000                Armanino Fd Distnctn  COMMON STOCK
              29,000          2.90
10,000                Ballistic Recovery    COMMON STOCK
               9,500          0.95
10,000                Eagle Environ Tech

     0.01
10,000                Health Grades         COMMON STOCK
                 700          0.07
10,000                Jumbosports Inc       COMMON STOCK
                  20          0.00
10,000                Key Cap Corp GA

     0.00

407,574,437